Summary of Significant Accounting Policies (Table)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Line Items]
Schedule of depreciation is recognized over the estimated useful
Depreciation is recognized over the estimated useful lives of the corresponding assets, using the straight-line method, on the following basis:

Right-of-use assets:	Lease term: 1-10 years
Leasehold improvements	Lease term: 1-10 years
Office equipment	5 years